Insider Trading Arrangements	12 Months Ended
Dec. 31, 2025
Trading Arrangements, by Individual [Table]
Material Terms of Trading Arrangement [Text Block]
ITEM 9B.	OTHER INFORMATION
None
Rule 10b5-1 Arrangement Adopted [Flag]	false
Non-Rule 10b5-1 Arrangement Adopted [Flag]	false
Rule 10b5-1 Arrangement Terminated [Flag]	false
Non-Rule 10b5-1 Arrangement Terminated [Flag]	false